Overlay Shares Core Bond ETF
Schedule of Investments
as of November 30, 2023 (Unaudited)

EXCHANGE TRADED FUNDS - 99.8%		Shares	Value
iShares Core U.S. Aggregate Bond ETF(a)(b)		462,149	$44,486,462
TOTAL EXCHANGE TRADED FUNDS (Cost $53,260,773)			44,486,462

OPTIONS PURCHASED - 0.0%	Notional	Contracts (f)	Value
Put Options - 0.0%(c)(d)(e)			$–
S&P 500 Index		–	$–
Expires December 4, 2023 at $4,400.00	9,135,600	20	350
Expires December 6, 2023 at $4,375.00	9,135,600	20	900
Expires December 8, 2023 at $4,375.00	9,592,380	21	2,730
Expires December 11, 2023 at $4,400.00	9,135,600	20	4,750
Expires December 13, 2023 at $4,390.00	7,765,260	17	7,735
Total Put Options			16,465
TOTAL OPTIONS (Cost $42,150)			16,465

SHORT-TERM INVESTMENTS - 1.0%
Money Market Funds - 1.0%		Shares
First American Government Obligations Fund - Class X, 5.29%(g)		454,162	454,162
TOTAL SHORT-TERM INVESTMENTS (Cost $454,162)			454,162

TOTAL INVESTMENTS - 100.8% (Cost $53,757,085)			$44,957,089
Liabilities in Excess of Other Assets - (0.8)%			(369,891)
TOTAL NET ASSETS - 100.0%			$44,587,198

Percentages are stated as a percent of net assets.

(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	All or a portion of the security is segregated as collateral for written options. The value of the security segregated as collateral for written options is $44,062,437.
(c)	Represents less than 0.05% of net assets.
(d)	Exchange-traded.
(e)	Held in connection with a written option, see Schedule of Written Options for more detail.
(f)	Each contract has a multiplier of 100.
(g)	The rate shown represents the 7-day effective yield as of November 30, 2023.

Overlay Shares Core Bond ETF
Schedule of Written Options
as of November 30, 2023 (Unaudited)

Options Written - (0.2)% (a)	Notional	Contracts (b)	Value
Put Options - (0.2)%
S&P 500 Index	0	0	–
Expires December 4, 2023 at $4,535.00	$9,135,600	20	$12,400
Expires December 6, 2023 at $4,500.00	9,135,600	20	9,200
Expires December 8, 2023 at $4,510.00	9,592,380	21	20,895
Expires December 11, 2023 at $4,530.00	9,135,600	20	32,700
Expires December 13, 2023 at $4,520.00	7,765,260	17	34,765
Total Put Options			109,960
Total Options Written (Premiums received $217,997)			109,960

(a)	Exchange-traded.
(b)	Each contract has a multiplier of 100.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund's investments carried at fair value as of November 30, 2023:

Overlay Shares Core Bond ETF
	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$44,486,462	$–	$–	$44,486,462
Options	–	16,465	–	16,465
Money Market Funds	454,162	–	–	454,162
Total Investments	$44,940,624	$16,465	$–	$44,957,089

Investments Sold Short:
Options	$–	$109,960	$–	$109,960
Total Investments Sold Short	$–	$109,960	$–	$109,960